Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Retirement Benefits (Table) [Abstract]
Components of net periodic benefit cost

				Medical and
	Pension Benefits			Life Benefits
$ in millions	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost
Service cost	$531	$547	$591	$34	$34	$40
Interest cost	1,212	1,180	1,179	117	124	127
Expected return on plan assets	(1,517)	(1,366)	(1,665)	(56)	(48)	(64)
Amortization of
Prior service cost (credit)	35	34	33	(51)	(51)	(51)
Net loss from previous years	206	289	23	18	19	8
Other		21	1

Net periodic benefit cost	$467	$705	$162	$62	$78	$60

Changes in unrecognized benefit plan costs

	Pension	Medical and
$ in millions	Benefits	Life Benefits	Total
Changes in Unamortized Benefit plan Costs
Change in net actuarial loss	$4,558	$132	$4,690
Change in prior service cost	73	30	103
Amortization of
Prior service (cost) credit	(40)	65	25
Net loss from previous years	(24)	(22)	(46)
Tax benefits related to above items	(1,807)	(81)	(1,888)

Change in unamortized benefit plan costs – 2008	$2,760	$124	$2,884

Change in net actuarial loss	$(524)	$(60)	$(584)
Change in prior service cost	5		5
Amortization of
Prior service (cost) credit	(50)	59	9
Net loss from previous years	(337)	(28)	(365)
Tax expense related to above items	363	11	374

Change in unamortized benefit plan costs – 2009	$(543)	$(18)	$(561)

Change in net actuarial loss	$(158)	$(64)	$(222)
Amortization of
Prior service (cost) credit	(48)	60	12
Net loss from previous years	(244)	(26)	(270)
Tax expense related to above items	171	12	183

Change in unamortized benefit plan costs – 2010	$(279)	$(18)	$(297)

Amounts recorded in accumulated other comprehensive loss

	Pension Benefits		Medical and Life Benefits
$ in millions	2010	2009	2010	2009
Amounts Recorded in Accumulated Other Comprehensive Loss
Net actuarial loss	$(4,246)	$(4,648)	$(361)	$(451)
Prior service (cost) credit	(194)	(242)	238	298
Income tax benefits related to above items	1,752	1,923	49	61

Unamortized benefit plan costs	$(2,688)	$(2,967)	$(74)	$(92)

Funded status of defined benefit plans

			Medical and
	Pension Benefits		Life Benefits
$ in millions	2010	2009	2010	2009
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	$20,661	$19,391	$2,104	$2,056
Service cost	531	547	34	34
Interest cost	1,212	1,180	117	124
Plan participants’ contributions	10	10	82	91
Plan amendments		4
Actuarial loss (gain)	633	755	(27)	20
Benefits paid	(1,176)	(1,261)	(222)	(238)
Other	(51)	35	16	17

Projected benefit obligation at end of year	21,820	20,661	2,104	2,104

Change in Plan Assets
Fair value of plan assets at beginning of year	18,184	16,204	843	718
Gain on plan assets	2,320	2,562	108	126
Employer contributions	789	657	105	129
Plan participants’ contributions	10	10	82	91
Benefits paid	(1,176)	(1,261)	(222)	(238)
Other	(46)	12	16	17

Fair value of plan assets at end of year	20,081	18,184	932	843

Funded status	$(1,739)	$(2,477)	$(1,172)	$(1,261)

Amounts recognized in the consolidated statements of financial position

Amounts Recognized in the Consolidated Statements of Financial Position
Non-current assets	$275	$148	$45	$36
Current liability	(94)	(45)	(48)	(30)
Non-current liability	(1,920)	(2,580)	(1,169)	(1,267)

Amounts expected to be recognized in 2011 net periodic benefit cost

	Pension	Medical and
$ in millions	Benefits	Life Benefits
Amounts Expected to be Recognized in 2011 Net Periodic Benefit Cost
Net loss	$161	$11
Prior service cost (credit)	23	(51)

Pension plans with accumulated benefit obligations in excess of plan assets

	December 31
$ in millions	2010	2009
Projected benefit obligation	$5,897	$18,637
Accumulated benefit obligation	5,314	17,339
Fair value of plan assets	4,447	16,043

Weighted-average plan assumptions

			Medical and
	Pension Benefits		Life Benefits
	2010	2009	2010	2009
Assumptions Used to Determine Benefit Obligation at December 31
Discount rate	5.75%	6.03%	5.62%	5.77%
Rate of compensation increase	3.50%	3.75%
Initial health care cost trend rate assumed for the next year			8.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the rate reaches the ultimate trend rate			2017	2014
Assumptions Used to Determine Benefit Cost for the Year Ended December 31
Discount rate	6.03%	6.25%	5.77%	6.25%
Expected long-term return on plan assets	8.50%	8.50%	6.90%	6.95%
Rate of compensation increase	3.75%	4.00%
Initial health care cost trend rate assumed for the next year			7.00%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the rate reaches the ultimate trend rate			2014	2014

Effect of one-percentage point change in assumed health care cost trend rates

	1-Percentage-	1-Percentage-
$ in millions	Point Increase	Point Decrease
Increase (Decrease) From Change In Health Care Cost Trend Rates To
Post-retirement benefit expense	$5	$(6)
Post-retirement benefit liability	57	(68)

Plan asset allocation ranges

Asset Allocation Ranges
Domestic equities	10% – 30%
International equities	10% – 30%
Fixed income securities	30% – 50%
Real estate and other	10% – 30%

Plan assets by fair value measurement input

	Level 1		Level 2		Level 3		Total
$ in millions	2010	2009	2010	2009	2010	2009	2010	2009
Asset Category
Domestic equities	$3,948	$3,164	$3		$2	$2	$3,953	$3,166
International equities	1,406	1,304	1,868	$1,353			3,274	2,657
Fixed income securities
Cash and cash equivalents(1)	92	122	1,111	1,850			1,203	1,972
U.S. Treasuries			1,381	1,151			1,381	1,151
Other U.S. Government Agency Securities			715	650			715	650
Non-U.S. Government Securities			224	193			224	193
Corporate debt			3,512	4,029			3,512	4,029
Asset backed			758	712	4	4	762	716
High yield debt			992	493	78	59	1,070	552
Bank loans			115	92			115	92
Real estate and other
Hedge funds					1,521	1,282	1,521	1,282
Private equities					1,945	1,651	1,945	1,651
Real estate					1,402	870	1,402	870
Other(2)			(64)	46			(64)	46

Fair value of plan assets at the end of the year	$5,446	$4,590	$10,615	$10,569	$4,952	$3,868	$21,013	$19,027

(1)	Cash & cash equivalents are predominantly held in money market funds

(2)	Other includes futures, swaps, options, swaptions and insurance contracts year end.

Changes in fair value of plan assets, significant unobservable inputs (Table Amounts) [Abstract]

	Domestic	Asset	High yield	Hedge	Private
$ in millions	equities	Backed	debt	funds	equities	Real estate	Total
Balance as of December 31, 2008	$1	$4	$40	$1,152	$1,634	$1,148	$3,979
Actual return on plan assets:
Assets still held at reporting date			19	164	(109)	(382)	(308)
Assets sold during the period				(10)	1	(10)	(19)
Purchases, sales, and settlements	1			(24)	125	114	216

Balance as of December 31, 2009	$2	$4	$59	$1,282	$1,651	$870	$3,868

Actual return on plan assets:
Assets still held at reporting date	2		18	120	200	103	443
Assets sold during the period						(9)	(9)
Purchases, sales, and settlements	(2)			89	63	405	555
Changes in asset allocation mix			1	30	31	33	95

Balance as of December 31, 2010	$2	$4	$78	$1,521	$1,945	$1,402	$4,952

Estimated benefit payments

		Medical and
$ in millions	Pension Plans	Life Plans
Year Ending December 31
2011	$1,106	$150
2012	1,163	153
2013	1,235	157
2014	1,315	161
2015	1,383	164
2016 through 2020	7,997	849